GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(In millions)	Climate Solutions Americas	Climate Solutions Europe	Climate Solutions Asia Pacific, Middle East & Africa	Climate Solutions Transportation	Total
Balance at December 31, 2022	$4,533	$712	$1,223	$1,158	$7,626
Goodwill resulting from business combinations (1)	10	—	(9)	(4)	(3)
Reclassified to held for sale (2)	—	—	—	(72)	(72)
Foreign currency translation	—	(9)	23	(45)	(31)
Balance at December 31, 2023	$4,543	$703	$1,237	$1,037	$7,520
Goodwill resulting from business combinations (1)	526	6,861	235	33	7,655
Foreign currency translation	(10)	(529)	(92)	57	(574)
Balance as of December 31, 2024	$5,059	$7,035	$1,380	$1,127	$14,601
(1) See Note 19 - Acquisitions for additional information.
(2) See Note 20 - Divestitures for additional information.

Schedule of Finite-Live Intangible Assets
The range of useful lives approximate the following (in years):

Customer relationships	1 to 30
Patents and trademarks	5 to 40
Monitoring lines	7 to 10
Service portfolio and other	1 to 50
Identifiable intangible assets consisted of the following:

	2024			2023
(In millions)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$5,607	$(939)	$4,668	$1,056	$(445)	$611
Patents and trademarks	885	(147)	738	255	(96)	159
Service portfolios and other	1,530	(504)	1,026	431	(256)	175
Total intangible assets (1)	$8,022	$(1,590)	$6,432	$1,742	$(797)	$945
(1) Indefinite-lived intangible assets were sold as part of the CRF Business divestiture.

Schedule of Indefinite-Lived Intangible Assets
Identifiable intangible assets consisted of the following:

	2024			2023
(In millions)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$5,607	$(939)	$4,668	$1,056	$(445)	$611
Patents and trademarks	885	(147)	738	255	(96)	159
Service portfolios and other	1,530	(504)	1,026	431	(256)	175
Total intangible assets (1)	$8,022	$(1,590)	$6,432	$1,742	$(797)	$945
(1) Indefinite-lived intangible assets were sold as part of the CRF Business divestiture.

Schedule of Future Amortization Expense	The estimated future amortization of intangible assets is as follows:

(In millions)	2025	2026	2027	2028	2029	Thereafter
Future amortization	$819	$779	$731	$660	$581	$2,862